CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ 811,996,439	$ 117,728,417	¥ 825,406,545	¥ (1,308,461,441)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	6,646,312	963,625	8,135,552	11,915,528
Share-based compensation	53,537,815	7,762,254	88,434,772	80,140,138
Impairment losses on financial investments	8,874,750	1,286,718
Impairment losses on long-term investments	26,865,733	3,895,165
Loss (gain) from equity in affiliates	22,102,238	3,204,523	(3,341,862)	6,805,940
Loss (gain) from disposal of property and equipment	(2,678)	(388)	(180,537)	59,213
Loss (income) from financial investments	(20,900,025)	(3,030,219)
Provision for accounts receivable and contract assets	21,835,625	3,165,868	77,247,810	121,485,215
(Reversal of) provision for loan receivable from Xiaoying Housing Loans	164,641,879	23,870,829	76,395,168	227,210,026
(Reversal of) provision for credit losses on deposits to institutional cooperators	1,295,879	187,885	(8,291,421)	10,318,117
(Reversal of) provision for loan receivable from Xiaoying Housing Loans	(6,066,176)	(879,513)	(377,559)	17,993,570
Impairment loss on deposits to institutional cooperators				960,000,000
Reversal of provision of credit losses for other financial assets	(764,600)	(110,857)	(1,223,360)	(975,040)
Fair value adjustments related to Consolidated Trusts	6,168,307	894,320	7,266,784	57,380,274
Change in fair value of financial guarantee derivative	(137,654,096)	(19,957,968)	170,338,993	163,670,115
Deferred tax expenses (benefits)	195,589,376	28,357,794	333,420,104	(142,551,916)
Other non-cash expenses (income)	658,327	95,448	(117,889)	(978,897)
Changes in operating assets and liabilities:
Accounts receivable and contract assets	(436,267,247)	(63,252,805)	(411,420,820)	220,837,490
Deposits to institutional cooperators	(271,206,554)	(39,321,254)	(584,191,949)	(1,369,521,281)
Prepaid expenses and other current assets	121,759,157	17,653,418	21,232,196	123,901,899
Other non-current assets	1,562,738	226,576	162,653	265,846
Guarantee liabilities			(9,789,626)	(7,983,299)
Financial guarantee derivative	(223,943,839)	(32,468,805)	551,283,453	388,806,171
Accrued payroll and welfare	19,076,221	2,765,792	9,824,303	(28,867,642)
Other taxes payable	36,144,805	5,240,504	146,468,684	14,991,468
Income taxes payable	152,940,513	22,174,290	41,231,547	(265,078,543)
Deposit payable to channel cooperators	(1,312,000)	(190,222)	(460,000)	(87,451,225)
Accrued expenses and other current liabilities	65,114,595	9,440,729	(33,694,875)	102,802,015
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	322,701,870	46,787,373	449,171,181	(679,234,601)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets	(6,055,110)	(877,908)	(2,620,038)	(5,365,436)
Disposal of property and equipment	5,440	789	236,783	79,344
Purchase of financial investments	(90,539,800)	(13,127,037)	(112,843,800)	(6,000,000)
Collection of financial investments			36,000,000
Purchase of long-term investment			(315,000,000)	(3,500,000)
Collection of long-term investment	6,852,347	993,497	40,000,000
Loan to a related party			(150,000,000)
Loan repayment from a related party			150,000,000
Principal payment of loans at fair value	(826,042,700)	(119,764,934)	(2,238,372,299)	(4,016,159,473)
Principal collection of loans at fair value	1,089,274,133	157,929,904	3,427,158,051	5,155,380,196
Collections of loans' earnings rights from related party	100,000,000	14,498,637	160,000,000	120,000,000
CASH USED IN INVESTING ACTIVITIES	(913,388,006)	(132,428,812)	(2,347,593,831)	(3,704,848,130)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of common shares	(146,740,902)	(21,275,431)
Proceeds from exercise of options	277,342	40,211	2,959,511	612,530
Acquisition of non-controlling interests			(1,200,000)
Cancelling of shares				(68,936)
Proceeds from short-term borrowings	70,208,800	10,179,319	266,500,000	511,545,000
Repayments of short-term borrowings	(166,500,000)	(24,140,231)	(450,545,000)	(161,000,000)
Cash received from institutional funding partners			2,052,099,474	5,707,175,065
Cash paid to institutional funding partners	(21,310,352)	(3,089,711)	(583,101,169)	(475,385,721)
Cash received from investors of Consolidated Trusts at fair value	98,800,000	14,324,653	454,490,000	1,537,760,000
Cash paid to investors of Consolidated Trusts at fair value	(420,225,590)	(60,926,983)	(1,905,959,250)	(2,629,925,825)
Cash received from investors and institutional funding partners of the Consolidated Trusts and Partnerships at amortized cost	2,497,000,169	362,030,994	1,466,068,260
Cash paid to investors and institutional funding partners of the Consolidated Trusts and Partnerships at amortized cost	(1,335,158,227)	(193,579,746)
CASH PROVIDED BY FINANCING ACTIVITIES	576,351,240	83,563,075	1,301,311,826	4,490,712,113
Effect of foreign exchange rate changes	29,255,917	4,241,709	(9,373,234)	(28,409,920)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	14,921,021	2,163,345	(606,484,058)	78,219,462
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	992,038,836	143,832,111	1,598,522,894	1,520,303,432
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	1,006,959,857	145,995,456	992,038,836	1,598,522,894
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	37,369,220	5,418,028	30,958,576	107,751,825
Interest paid for borrowings	1,991,007	288,669	6,719,912	11,405,162
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	602,270,607		584,762,494	746,388,408
Restricted cash	404,689,250		407,276,342	852,134,486
Total cash and cash equivalents and restricted cash	1,006,959,857		992,038,836	1,598,522,894
Consolidated Partnerships
CASH FLOWS FROM INVESTING ACTIVITIES
Principle payment of loans receivables of the Consolidated Trusts and Partnership at amortized cost	(7,455,098,555)	(1,080,887,687)	(2,538,004,837)
Principal collection of loans receivables of the Consolidated Trusts and Partnerships at amortized cost	6,263,466,800	908,117,323	915,305,038
Consolidated Trusts
Changes in operating assets and liabilities:
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	273,610,963	39,669,861	155,272,678	(20,179,042)
CASH FLOWS FROM INVESTING ACTIVITIES
CASH USED IN INVESTING ACTIVITIES	(928,400,322)	(134,605,394)	(433,914,047)	1,139,220,723
CASH FLOWS FROM FINANCING ACTIVITIES
CASH PROVIDED BY FINANCING ACTIVITIES	840,416,352	121,848,917	14,599,010	(1,092,165,825)
Reconciliation to amounts on consolidated balance sheets:
Restricted cash	398,439,250		212,812,257
Xiaoying Credit Loans And Revolving Loans
Changes in operating assets and liabilities:
Loan receivable from Xiaoying Credit Loans and other loans	(304,079,859)	(44,087,435)	(890,372,164)
CASH FLOWS FROM INVESTING ACTIVITIES
Origination of loans receivables from Xiaoying Credit Loans and other loans			(1,755,301,405)	(5,746,369,142)
Sale and collection of loans receivables from Xiaoying Credit Loans and other loans	4,749,439	688,604	35,848,676	797,086,381
Xiaoying Housing Loan
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for accounts receivable and contract assets	21,835,625	3,165,868	77,247,810	121,485,215
(Reversal of) provision for loan receivable from Xiaoying Housing Loans	(6,066,176)	(879,513)	(377,559)
Changes in operating assets and liabilities:
Loan receivable from Xiaoying Credit Loans and other loans	¥ 8,088,235	$ 1,172,684	¥ 35,784,679	¥ 24,051,658